Other operating income	12 Months Ended
Dec. 31, 2025
Other Operating Income [Abstract]
Other operating income	5 Other operating income
Other operating income of £192 million (2024: £340 million; 2023: £432 million) comprises income that is associated with the Group’s normal activities, but which falls outside the definition of revenue and includes gains on one-off transactions, such as capital profits arising from the disposals of fixed assets, recoveries of indirect taxation and levies paid, litigation settlement received and transfers of trademark rights.
(a) Global strategic partnership
On 30 July 2025, the Group announced that it had entered into a global strategic partnership with Accenture. At the same time, a similar agreement was entered into with System Limited for support services in Pakistan. The partnership will transfer certain activities and functions of the Group’s shared services
(GBS) to Accenture and Systems Limited as Business Process Outsourcers under a sale and asset purchase agreement (SAPA) with the Group subsequently obtaining the provision of similar support services under a 10-year Master Service Agreement to enable the Group to continue its current operations without interruption. The transfer is being implemented in two waves. The first wave occurred in November 2025 with the transfer of c.1,000 roles, while the second wave will take place in the first half of 2026 with the anticipated transfer of c.2,000 roles. The majority of roles transferred were on the basis of continuing employment terms. Included in other operating income above is a gain of £35 million in relation to services transferred to the Business Process Outsourcers in the first wave as part of the SAPA. The gain is stated net of the impact of the Group disposing of two GBS entities in Mexico and Pakistan.
(b) Sale and leaseback
In 2024, the Group recognised £34 million of gains arising from sale and leaseback transactions on excess offices and warehousing capacity in Singapore and
Nigeria. Consideration received for the Nigeria transaction included an investment in a property management vehicle, Rising Sun Partners LP, as mentioned in note 18.
In 2023, the Group recognised £15 million of gains arising from a sale and leaseback transaction on excess warehousing capacity in Argentina.
(c) Brazil tax matters
In 2023, in Brazil, £150 million of income was recognised in respect of excise on social contributions, as well as £19 million in respect of historical VAT on social contributions in Brazil. Both items were treated as adjusting items.
(d) Other
In 2025, an income of £24 million has been recognised in respect of the sale of the investment in Surya Nepal Pvt. Limited and brand rights in certain jurisdictions to ITC, as mentioned in note 30.
In addition, in 2025, £22 million (2024: £28 million; 2023: £85 million) of income has been recognised in respect of the transfer of non-strategic trademark rights, which had not previously been capitalised, to third parties.
In 2024, a credit of £132 million has been recognised in respect of the settlement of historical litigation related to the Fox River in the U.S. This has been treated as an adjusting item.